Derivative Liability Disclosure (Details) - USD ($)	Mar. 31, 2023	Mar. 30, 2023	Dec. 31, 2021
Derivative Liability	$ 252,659	$ 116,508	$ 978,232
DL from convertible debt
Derivative Liability	119,519	108,594
DL from Aphrodite Acquisition
Derivative Liability	$ 133,140	$ 7,914